Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 16,891	kr 16,374
Contingent liabilities
Guarantee commitments	4,393	4,032
Commitments
Committed undisbursed loans	52,150	50,814
Binding offers	kr 2,800	kr 744